Derivative instruments - Offsetting (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	$ 7,101	$ 10,648
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	5,939	8,845
Derivatives subject to netting arrangements, Net assets recognized on the balance sheet	1,162	1,803
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	203	294
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, Net amount	959	1,509
Total derivatives not subject to netting arrangements	1,653	1,288
Total derivatives, Gross assets recognized	8,754	11,936
Fair value after effect of master netting agreements	2,815	3,091
Total derivatives, Net amount	2,612	2,797
Reverse repurchase agreements, Gross assets recognized	112,245	42,784
Reverse repurchase agreements, Gross amounts offset in the balance sheet	76,040	25,848
Reverse repurchase agreements, Net assets recognized on the balance sheet	36,205	16,936
Reverse repurchase agreements, Gross amounts not offset in the balance sheet, Financial instruments	36,205	16,923
Reverse repurchase agreements, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Reverse repurchase agreements, Net amount	0	13
Securities borrowing, Gross assets recognized	10,588	11,199
Securities borrowing, Net assets recognized on the balance sheet	10,588	11,199
Securities borrowing, Gross amounts not offset in the balance sheet, Financial instruments	10,286	10,858
Securities borrowing, Net amount	302	341
Total, Gross assets recognized	131,587	65,919
Total, Gross amounts offset in the balance sheet	81,979	34,693
Total, Net assets recognized on the balance sheet	49,608	31,226
Total, Gross amounts not offset in the balance sheet, Financial instruments	46,694	28,075
Total, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Total, Net amount	2,914	3,151
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	7,966	11,718
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	6,170	8,797
Derivatives subject to netting arrangements, Net liabilities recognized on the balance sheet	1,796	2,921
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	771	1,457
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivative liabilities subject to netting arrangements, Net amount	1,025	1,464
Total derivatives not subject to netting arrangements	572	655
Total derivatives, Gross liabilities recognized	8,538	12,373
Fair value after effect of master netting agreements	2,368	3,576
Total derivatives, Net amount	1,597	2,119
Repurchase agreements, Gross liabilities recognized	84,665	33,908
Repurchase agreements, Gross amounts offset in the balance sheet	76,040	25,848
Repurchase agreements, Net liabilities recognized on the balance sheet	8,625	8,060
Repurchase agreements, Gross amounts not offset in the balance sheet, Financial instruments	8,625	8,059
Repurchase agreements, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Repurchase agreements, Net amount	0	1
Securities lending, Gross liabilities recognized	997	2,186
Securities lending, Net liabilities recognized on the balance sheet	997	2,186
Securities lending, Gross amounts not offset in the balance sheet, Financial instruments	937	2,091
Securities lending, Net amount	60	95
Total, Gross liabilities recognized	94,200	48,467
Total, Gross amounts offset in the balance sheet	82,210	34,645
Total, Net liabilities recognized on the balance sheet	11,990	13,822
Total, Gross amounts not offset in the balance sheet, Financial instruments	10,333	11,607
Total, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Total, Net amount	1,657	2,215
Interest rate contracts
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	2,654	5,915
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	2,202	5,075
Derivatives subject to netting arrangements, Net assets recognized on the balance sheet	452	840
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	133	178
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, Net amount	319	662
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	3,144	6,810
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	2,508	5,495
Derivatives subject to netting arrangements, Net liabilities recognized on the balance sheet	636	1,315
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	547	1,222
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivative liabilities subject to netting arrangements, Net amount	89	93
Foreign exchange contracts
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	4,409	4,666
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	3,724	3,720
Derivatives subject to netting arrangements, Net assets recognized on the balance sheet	685	946
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	70	116
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, Net amount	615	830
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	4,747	4,765
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	3,626	3,221
Derivatives subject to netting arrangements, Net liabilities recognized on the balance sheet	1,121	1,544
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	187	177
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivative liabilities subject to netting arrangements, Net amount	934	1,367
Equity and other contracts
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	38	67
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	13	50
Derivatives subject to netting arrangements, Net assets recognized on the balance sheet	25	17
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	0	0
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, Net amount	25	17
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	75	143
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	36	81
Derivatives subject to netting arrangements, Net liabilities recognized on the balance sheet	39	62
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	37	58
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivative liabilities subject to netting arrangements, Net amount	$ 2	$ 4